Equity share capital and share premium (Tables)	12 Months Ended
Mar. 31, 2022
Schedule of authorized shares

	March 31,
Authorized shares	2021	2022
	Numbers of Shares	Numbers of Shares
Ordinary shares of INR 0.006 ($ 0.0001) each	500,000,000	500,000,000
Ordinary share Class A of INR 0.006 ($ 0.0001) each	10,000,000	10,000,000
Ordinary share Class F of INR 0.006 ($ 0.0001) each	3,159,375	3,159,375
Preference shares of INR 0.006 ($ .0001) each	10,000,000	10,000,000
	523,159,375	523,159,375

Schedule of changes in share capital and share premium

	Numbers of Shares	Share Capital	Share Premium
Balance as at April 1, 2020	45,641,629	714	18,889,154
Exercise of option (Restricted stock units and share-based payments) (refer to Note 30)	2,109,994	15	578,803
Issue of ordinary shares in follow-on public offering, net of issuance costs*	14,375,000	109	772,098
Balance as at March 31, 2021	62,126,623	838	20,240,055

Balance as at April 1, 2021	62,126,623	838	20,240,055
Exercise of option (Restricted stock units and share-based payments) (refer to Note 30)	459,213	4	46,419
Balance as at March 31, 2022	62,585,836	842	20,286,474

*	On June 17, 2020, the Parent Company completed a follow-on public offering in which the Parent Company offered and sold an aggregate of 14,375,000 ordinary shares, including 1,875,000 ordinary shares sold pursuant to the underwriters’ full exercise of their option to purchase additional shares, at a public offering price of INR 60.52 (USD 0.80) per share and INR 55.98 (USD 0.74) per share to underwriters. The aggregate price of the offering amount registered and sold was INR 861,464 (USD 11,388) of which we received net proceeds of INR 772,207 (USD 10,208). The Parent Company incurred expenses of INR 89,257 (USD 1,180) including the underwriters’ commission expense amounting INR 56,738 (USD 750), for the issuance of the shares which has been adjusted against the share premium. The amount in USD is converted at transaction date exchange rate of 75.65 INR per USD.

Schedule of changes in treasury shares

For details of shares reserved for issuance under the warrant agreement with Innoven, a non banking finance company and Macquarie Corporate Holding Pty Limited, refer to Note 32.

Treasury shares
	Numbers of Shares	Amount
Balance as at April 1, 2020	999	11,219
Exercise of options	-	-
Balance as at March 31, 2021	999	11,219

Balance as at April 1, 2021	999	11,219
Exercise of options	-	-
Balance as at March 31, 2022	999	11,219